Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 3,396	$ 8,552
Short-term deposits	11,710	4,042
Restricted deposits	503	511
Prepaid expenses and other current assets	144	1,089
Total current assets	15,753	14,194
LONG-TERM ASSETS:
Property and equipment, net	8,529	9,247
Operating lease right-of-use assets	1,892	2,431
Other long-term assets	89	99
Total long-term assets	10,510	11,777
Total assets	26,263	25,971
CURRENT LIABILITIES:
Current maturities of long-term debt	2,068	4,024
Accrued expenses and other current liabilities	1,842	2,429
Trade payables	903	1,141
Current maturities of operating lease liabilities	638	959
Total current liabilities	5,451	8,553
LONG-TERM LIABILITIES:
Long-term debt	8,538	7,574
Deferred revenues	2,548	2,548
Long-term operating lease liabilities	933	1,173
Other liabilities	446	294
Total long-term liabilities	12,465	11,589
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Ordinary shares with no par value - Authorized: 107,800,000 and 47,800,000 shares at June 30, 2023 (unaudited) and December 31, 2022, respectively; Issued and outstanding: 49,048,703 and 19,851,833 shares at June 30, 2023 (unaudited) and December 31, 2022, respectively
Additional paid-in capital	234,696	220,273
Accumulated deficit	(226,349)	(214,444)
Total shareholders’ equity	8,347	5,829
Total liabilities and shareholders’ equity	$ 26,263	$ 25,971